Disposal (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	15 Months Ended
	May 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Mar. 31, 2026
Disclosure of analysis of single amount of discontinued operations [line items]
Non-controlling interests derecognized				$ 180.7
Exchange differences on translation of foreign operations recycled		$ 16.0		16.0
Impairment of assets held for sale		$ (45.4)		$ (75.4)	$ 0.0
I-Systems Solues de Infraestrutura S.A.
Disclosure of analysis of single amount of discontinued operations [line items]
Net assets disposed	$ (361.4)
Non-controlling interests derecognized	180.7
Exchange differences on translation of foreign operations recycled	16.0
Net assets disposed, net of derecognition of non-controlling interests and recycling	(164.7)
Cash	183.0
Other receivables	7.0
Total proceeds	190.0
Costs of disposal	(5.3)
Net gain on disposal	20.0
Cash disposed	$ (5.7)
Impairment of assets held for sale			$ (3.2)			$ (92.0)	$ (95.2)